Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payables [Abstract]
Schedule of Other Accounts Payables
	December 31
	2023	2022
Composition:

Employees and liabilities in respect thereof	342	434
Accrued expenses	532	337
Loan from former shareholder (*)	263	263
Advance payments from customers	274	479
Institutions	342	336
Warranty provision	35	35
Other	3	1
	1,791	1,885
(*)	A loan received from former Company interested parties; the loan is unlinked, bears no interest, and will be repaid immediately after the repayment of a loan taken by the company from banking corporations; if the loan is not paid on the said date, the loan balance will bear an annual interest rate of 10% as from that date. In March 2024, the company discharged the obligation in full.